Subsequent Events - (Details) ¥ in Millions, £ in Millions			1 Months Ended
	Oct. 10, 2017 USD ($) shares	Jul. 12, 2017 USD ($) shares	Oct. 31, 2017 USD ($) shares	Apr. 30, 2017 USD ($) shares	Mar. 31, 2017 GBP (£) project	Jan. 31, 2017 USD ($)	Sep. 30, 2016 USD ($) shares	Oct. 12, 2017 CNY (¥)	Oct. 12, 2017 USD ($)	Oct. 11, 2017 CNY (¥)	Oct. 11, 2017 USD ($)	May 09, 2017 CNY (¥)	May 09, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 12, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Maturity of convertible bond
Principal amount of convertible bonds, Outstanding																$ 55,000,000		$ 54,062,000
Existing shareholders including certain members of management and other investors | Private placements
Subsequent Events
Number of shares issued | shares							386,100,000
Aggregate purchase price							$ 100,000,000
Subsequent Events | Existing shareholders including certain members of management and other investors | Private placements
Subsequent Events
Amount of consideration completed						$ 881,000
Subsequent Events | Tiger Capital Fund | Private placements
Subsequent Events
Number of shares issued | shares				80,000,000
Aggregate purchase price				$ 5,760,000
Subsequent Events | Qian Kun | Private placements
Subsequent Events
Number of shares issued | shares		80,000,000	80,000,000
Aggregate purchase price		$ 5,760,000
Subsequent Events | Alpha Assai Fund | Private placements
Subsequent Events
Number of shares issued | shares			240,000,000
Subsequent Events | Qian Kun and Alpha Assai | Private placements
Subsequent Events
Number of shares issued | shares	320,000,000
Aggregate purchase price	$ 33,920,000		$ 33,920,000
Closing days for the purchase price shares			90 days
Subsequent Events | Santander UK PLC
Maturity of convertible bond
Long term loan					£ 5.0									$ 6,587,000
Term of debt promissory notes					10 years
Number of PV projects pledged | project					2
Subsequent Events | Individual Investors for Online Fund Raising Business
Maturity of convertible bond
Debt default for principal and interest payment								¥ 621	$ 89,433,000	¥ 621	$ 89,433,000	¥ 222	$ 32,017,000
Convertible debt
Maturity of convertible bond
Debt defaulted																	$ 55,000,000
Convertible debt | Subsequent Events | Union Sky
Maturity of convertible bond
Due by April 30, 2017															$ 6,600,000
Due by January 30, 2018															6,700,000
Due by January 30, 2019															6,700,000
Debt defaulted				$ 20,000,000
Annual interest rate				18.00%
Principal amount of convertible bonds, Outstanding															$ 20,000,000